Consolidated Statements of Cash Flows - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (1,294)	$ (17,908,151)
Adjustments to reconcile net loss to net cash provided by operating activities:
General and administrative expenses paid by related party		355,844
Interest income on investments held in Trust Account		(23,016)
Changes in fair value of warrant liability		10,418,045
Stock-based compensation		160,975
Changes in fair value of FPS liability		4,452,968
Changes in operating assets and liabilities:
Other assets		470,673
Accrued expenses	1,294	1,240,539
Payables to related party		451,318
Franchise tax payable		200,000
Deferred offering costs associated with the initial public offering		180,805
Net cash provided by operating activities
Cash flows from investing activities
Cash deposited to Trust Account		(300,000,000)
Net cash used in investing activities		(300,000,000)
Cash flows from financing activities
Proceeds from issuance of Class B common stock	25,000
Proceeds from related party – Sponsor loan		949,154
Proceeds received from initial public offering		300,000,000
Proceeds received from private placement		7,000,000
Offering costs paid		(6,424,856)
Payment of related party payable		(1,524,298)
Net cash provided by financing activities	25,000	300,000,000
Net change in cash	25,000
Cash – beginning of the period		25,000
Cash – end of the period	25,000	25,000
Supplemental disclosure of non-cash financing activities:
Deferred offering costs included in accrued expenses	75,000
Offering costs paid with note payable to Sponsor	105,805	45,346
Prepaid expenses paid with payables to related party		$ 1,017,304